Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

As of December 31, 2021 and 2020, cash and cash equivalents are as follows:

Cash and cash equivalents

in € THOUS

	2021	2020
Cash	925,134	746,851
Securities and time deposits	556,521	334,688
Cash and cash equivalents	1,481,655	1,081,539

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2021 an amount of €25,573 (2020: €5,807) from collateral requirements towards an insurance company in North America that are not available for use.

For further information on the Company’s multi-currency notional pooling cash management system, see note 13.